08023952

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

1- 02292

CETIDAS

Received SEC

FEB 08 2008

Washington, DC 20549

By Facsimile and First Class Mail

February 8, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
FEB 13 2008 E
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on February 8, 2008 The Nasdaq Stock Market (the "Exchange") received from NYFIX, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END